Consolidated Statements of Changes in Shareholders’ Equity - CAD ($) $ in Thousands	Total	Share Capital	Reserves	Deficit
Balance at Dec. 31, 2014	$ 17,045	$ 104,028	$ 14,270	$ (101,253)
Balance (in shares) at Dec. 31, 2014		218,047,709
Share-based compensation	124	$ 0	124	0
Net loss for the year	(8,262)	0	0	(8,262)
Balance at Dec. 31, 2015	8,907	$ 104,028	14,394	(109,515)
Balance (in shares) at Dec. 31, 2015		218,047,709
Issue of shares at $0.25 per share (Note 11)	10,200	$ 10,200	0	0
Issue of shares at $0.25 per share (Note 11) (in shares)		40,800,000
Issue of shares at $0.30 per share (Note 11)	1,733	$ 1,733	0	0
Issue of shares at $0.30 per share (Note 11) (in shares)		6,666,664
Share issuance costs (Note 11)	(1,110)	$ (1,110)	0	0
Share purchase warrants (Note 12 (c))	0	(440)	440	0
Exercise of deferred share units (Note 11)	0	$ 24	(24)	0
Exercise of deferred share units (Note 11) (in shares)		190,970
Exercise of warrants at $0.35 per share (Note 11)	142	$ 183	(41)	0
Exercise of warrants at $0.35 per share (Note 11) (in shares)		406,200
Share-based compensation	1,104	$ 0	1,104	0
Net loss for the year	(5,077)	0	0	(5,077)
Balance at Dec. 31, 2016	15,899	$ 114,618	15,873	(114,592)
Balance (in shares) at Dec. 31, 2016		266,111,543
Share-based compensation	842	$ 0	842	0
Net loss for the year	(11,074)	0	0	(11,074)
Balance at Dec. 31, 2017	$ 5,667	$ 114,618	$ 16,715	$ (125,666)
Balance (in shares) at Dec. 31, 2017		266,111,543